Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Consolidated Balance Sheets [Abstract]
Schedule of Consolidated Balance Sheets	Consolidated Balance Sheets as of December 31, 2022
	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary shares – issued and outstanding	64,770,529	(63,151,552)	1,618,977
Par value	$0.003	$0.117	$0.12

Schedule of Consolidated Statements of Profit or Loss	Consolidated Statements of Profit or Loss for the year ended December 31, 2022
	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.37)	$(14.60)	$(14.97)

Weighted average number of shares used in computation:
Basic and diluted	49,605,434	(48,365,582)	1,239,852

Consolidated Statements of Profit or Loss for the year ended December 31, 2021
	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.31)	$(11.59)	$(11.90)

Weighted average number of shares used in computation:
Basic and diluted	17,537,238	(17,076,519)	460,719